Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables

NOTE 16: Trade and other payables

Trade accounts payable

Thousands of $ For The Years ended December 31	2024	2023
Trade accounts payable	4,469	4,889
Accruals for invoices to be received	3,532	3,922
Total trade accounts payable	8,001	8,811

Other current liabilities

Thousands of $ For The Years ended December 31	2024	2023
Payroll	6,068	5,222
Other accruals	499	472
Total other current liabilities	6,567	5,694